DEBT (Details Narrative)		1 Months Ended			6 Months Ended		12 Months Ended
	Aug. 12, 2016 USD ($)	Jun. 21, 2021 USD ($)	May 28, 2021 USD ($)	Feb. 29, 2020	Jun. 30, 2021 USD ($) integer shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) integer shares
Represent the amount of reimbursement of management fees, monthly		$ 100,000
Remaining discount, amount					$ 120,185		$ 409,650
Pre-payment premiums associated with the extinguishment								$ 41,699
Amortizing on issuance discount to interest expense					451,614	$ 543,916	$ 828,710
Extinguishment recorded					$ 118,000	$ 9,300		$ 313,111
Number of shares issued upon conversion of debt | shares					386,049,691	200,844,446	681,731,395	11,873,057
Debt conversaion,Converrted instrument shares issued, shares | shares					8,935,108
Debt conversion, amount					$ 1,229,351	$ 605,255	$ 1,366,705	$ 1,501,275
Common stock issued for cashless warrant exercise (In Shares) | shares					11,583,333			531,247
Warrants exercises								$ 0
Proceeds from Convertible Debt					$ 100,000	0	710,920	50,000
Debt Instrument, Interest Rate During Period				8.00%
Proceeds from related party advances					226,500	0
Original issue discount					451,614	$ 543,916	979,960	1,723,451
Convertible Notes Payable [Member]
Proceeds from Convertible Debt							$ 710,920	$ 1,302,795
Debt Instrument, Interest Rate During Period							8.00%	8.00%
Amortization of Debt Issuance Costs								$ 1,613,226
Debt instrument descriptions							The notes are convertible into shares of the Company’s common stock at conversion prices ranging from 60% to 71% of the average of the two lowest traded prices of the Company’s common stock during the previous 15 trading days preceding the conversion date, the lowest trade price during the previous 15 trading days.	The notes were convertible into shares of the Company’s common stock at conversion prices ranging from 60% to 66% of the average of the two lowest traded prices of the Company’s common stock during the previous 15 trading days preceding the conversion date, the lowest trade price during the previous 20 trading days, or the volume weighted average price over the prior 15 trading days.
Convertible notes issued							$ 831,140	$ 1,572,400
Original issue discount								$ 1,194,357
Cancellation of common stock purchase | shares								21,533
Convertible Notes Payable [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period								11.00%
Debt Instrument, Convertible, Conversion Percentage							6.00%	66.00%
Convertible Notes Payable [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period								2.00%
Debt Instrument, Convertible, Conversion Percentage							71.00%	6.00%
Convertible Notes Payable [Member] | Accredited investors [Member]
Represent the amount of reimbursement of management fees, monthly		$ 105,000
Proceeds from Convertible Debt					$ 134,640
Debt Instrument, Interest Rate During Period					8.00%
Amortization of Debt Issuance Costs					$ 157,150			$ 1,613,226
Debt instrument descriptions					The notes mature during February of 2022 and bear interest at rate of 8%. The notes are convertible into shares of the Company’s common stock at conversion prices ranging from 60% to 71% of the average of the two lowest traded prices or the lowest trade price of the Company’s common stock during the previous 15 trading days preceding the conversion date.
Convertible notes issued					$ 157,150
Debt Instrument, Convertible, Threshold Consecutive Trading Days | integer					15
Percentage of Common Stock, Discount on Shares at the market price.		10
Promissory Notes [Member]
Convertible notes issued								$ 100,000
Debt Instrument, Convertible, Threshold Consecutive Trading Days | integer								15
Debt Instrument, Unamortized Discount								$ 374,124
Promissory Notes [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period								11.00%
Promissory Notes [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period								8.00%
Mr. Timothy Warbington
Proceeds from related party advances	$ 2,000		$ 50,000
Interest rate, related party debt			5
Dr. Amit Patel
Proceeds from related party advances	$ 2,000		$ 150,000
Interest rate, related party debt			5